Loans and Allowance for Loan Losses - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	$ 8,068		$ 8,068		$ 4,310	$ 3,941
With no related allowance recorded, Recorded Investment	4,535		4,535		2,335	2,995
With an allowance recorded, Unpaid Principal Balance	2,135		2,135		5,082	8,114
With an allowance recorded, Recorded Investment	2,010		2,010		3,971	7,689
Allowance for Loan Losses Allocated	343		343		269	1,681
Unpaid Principal Balance	10,203		10,203		9,392	12,055
Recorded Investment	6,545		6,545		6,306	10,684
With no related allowance recorded, Average Recorded Investment	3,648	$ 2,108	3,255	$ 2,353	2,068	3,237
With no related allowance recorded, Interest Income Recognized	8	14	8	15	64	64
With an allowance recorded, Average Recorded Investment	3,342	5,936	3,714	6,815	6,076	7,372
With an allowance recorded, Interest Income Recognized	12	29	12	33	64	81
Average Recorded Investment	6,990	8,044	6,969	9,168	8,144	10,609
Interest Income Recognized	20	43	20	48	128	145
Commercial Real Estate [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	4,179		4,179		563	2,496
With no related allowance recorded, Recorded Investment	1,962		1,962		536	1,837
With an allowance recorded, Unpaid Principal Balance	927		927		4,217	5,717
With an allowance recorded, Recorded Investment	897		897		3,176	5,430
Allowance for Loan Losses Allocated	238		238		190	1,044
With no related allowance recorded, Average Recorded Investment	1,464	795	1,233	1,091	803	1,159
With no related allowance recorded, Interest Income Recognized	4	7	4	8	23	64
With an allowance recorded, Average Recorded Investment	2,036	3,513	2,516	4,441	3,792	5,504
With an allowance recorded, Interest Income Recognized	4	5	4	5	46	21
Commercial and Industrial [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	1,668		1,668		2,668	553
With no related allowance recorded, Recorded Investment	710		710		1,119	524
With an allowance recorded, Unpaid Principal Balance	66		66		93	1,225
With an allowance recorded, Recorded Investment	60		60		63	1,186
Allowance for Loan Losses Allocated	6		6		6	523
With no related allowance recorded, Average Recorded Investment	716	555	845	536	648	906
With no related allowance recorded, Interest Income Recognized		7		7	33
With an allowance recorded, Average Recorded Investment	117	1,690	109	1,514	1,400	284
With an allowance recorded, Interest Income Recognized		22		26	3	36
Residential Real Estate [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	1,169		1,169		984	778
With no related allowance recorded, Recorded Investment	921		921		585	523
With an allowance recorded, Unpaid Principal Balance	823		823		697	988
With an allowance recorded, Recorded Investment	789		789		660	896
Allowance for Loan Losses Allocated	73		73		66	95
With no related allowance recorded, Average Recorded Investment	652	675	662	627	556	1,055
With no related allowance recorded, Interest Income Recognized	3		3		3
With an allowance recorded, Average Recorded Investment	911	611	877	719	790	1,526
With an allowance recorded, Interest Income Recognized	3	2	3	2	12	14
Agricultural Real Estate [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	696		696			114
With no related allowance recorded, Recorded Investment	656		656			111
With an allowance recorded, Unpaid Principal Balance						154
With an allowance recorded, Recorded Investment						148
Allowance for Loan Losses Allocated						16
With no related allowance recorded, Average Recorded Investment	698	83	399	95	51	112
With an allowance recorded, Average Recorded Investment		84		111	60	35
With an allowance recorded, Interest Income Recognized						8
Consumer [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	115		115
With no related allowance recorded, Recorded Investment	50		50
With an allowance recorded, Unpaid Principal Balance	319		319		75	30
With an allowance recorded, Recorded Investment	264		264		72	29
Allowance for Loan Losses Allocated	26		26		7	3
With no related allowance recorded, Average Recorded Investment	14		16	4	3	5
With an allowance recorded, Average Recorded Investment	217	$ 38	177	$ 30	34	11
With an allowance recorded, Interest Income Recognized	5		5		3	2
Agricultural [Member]
Financing Receivable Impaired [Line Items]
With no related allowance recorded, Unpaid Principal Balance	241		241		95
With no related allowance recorded, Recorded Investment	236		236		95
With no related allowance recorded, Average Recorded Investment	104		100		7
With no related allowance recorded, Interest Income Recognized	1		1		$ 5
With an allowance recorded, Average Recorded Investment	$ 61		$ 35			$ 12